Average Annual Total Returns - Nomura Diversified Income Fund - Nomura Diversified Income Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
A
Prospectus [Line Items]
Average Annual Return, Percent		2.48%	(1.13%)	2.12%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.68%	(2.61%)	0.70%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.44%	(1.48%)	1.00%
C
Prospectus [Line Items]
Average Annual Return, Percent		5.57%	(0.95%)	1.83%
R
Prospectus [Line Items]
Average Annual Return, Percent		7.24%	(0.45%)	2.35%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		7.63%	0.05%	2.86%
R6
Prospectus [Line Items]
Average Annual Return, Percent		7.73%	0.14%	2.70%
Performance Inception Date	May 02, 2016